Note 8 Cash Cash Balances At Central Banks And Other Demand Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash Cash balances at central banks and other demand deposits [Line Items]
Cash	€ 6,951	€ 6,533	€ 6,671
Cash and bank balances at central banks	58,888	67,314	66,302
Other financial assets	6,019	5,909	8,535
Cash and cash equivalents	€ 71,858	€ 79,756	€ 81,508	€ 67,799